File Nos. 33-44004

811-6474

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                      [X]

            Pre‑Effective Amendment No.                                                                                                            [_]

            Post‑Effective Amendment No. 30                                                                                          [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                [X]

            Amendment No. 30                                                                                                                 [X]

(Check appropriate box or boxes.)

DREYFUS GROWTH AND INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

 200 Park Avenue, New York, New York  10166

(Address of Principal Executive Offices)        (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

              X       immediately upon filing pursuant to paragraph (b)

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                        on ____(date)______ pursuant to paragraph (b)

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                        60 days after filing pursuant to paragraph (a)(1)

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                        on       (date)          pursuant to paragraph (a)(1)

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                        75 days after filing pursuant to paragraph (a)(2)

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                        on     (date)       pursuant to paragraph (a)(2) of Rule 485

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If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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SIGNATURES

_____________

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 18th day of March 2011.

DREYFUS GROWTH AND INCOME FUND, INC.

BY:      /s/ Bradley Skapyak*

                                     Bradley Skapyak, PRESIDENT

            Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                        Signatures                                                  Title                                         Date

/s/ Bradley Skapyak*                                                       President (Principal Executive                                     3/18/2011

________________________________                   Officer)

Bradley Skapyak

/s/ Jim Windels*                                                                 Treasurer                                                                         3/18/2011

________________________________                   (Principal Financial and

Jim Windels                                                                        Accounting Officer)

/s/Joseph S. DiMartino*                                                   Chairman of the Board                                                3/18/2011

________________________________

Joseph S. DiMartino

/s/ Peggy C. Davis*                                                           Board Member                                                              3/18/2011

________________________________

Peggy C. Davis

/s/ David P. Feldman*                                                      Board Member                                                              3/18/2011

________________________________

David P. Feldman

/s/ Ehud Houminer*                                                         Board Member                                                              3/18/2011

________________________________

Ehud Houminer

/s/ Martin Peretz *                                                             Board Member                                                              3/18/2011

________________________________

Martin Peretz

*BY:      /s/ Michael A. Rosenberg

                ________________________

                   Michael A. Rosenberg
                   Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.